ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative)												12 Months Ended
	Nov. 25, 2024 shares	Sep. 11, 2024	Sep. 09, 2024 shares	Nov. 21, 2023 USD ($) $ / shares shares	Sep. 07, 2023 USD ($) $ / shares shares	Jul. 13, 2023 USD ($) $ / shares shares	Feb. 20, 2023 USD ($) $ / shares shares	Oct. 25, 2022 USD ($) $ / shares shares	Jun. 03, 2022 USD ($) $ / shares shares	Feb. 15, 2022 USD ($) $ / shares shares	Dec. 20, 2021 USD ($) $ / shares shares	Aug. 31, 2025 $ / shares shares	Aug. 31, 2024 $ / shares shares	Aug. 14, 2024 CNY (¥)	Apr. 12, 2024 $ / shares	Dec. 16, 2021 $ / shares
Common stock, par value | $ / shares													$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued			25,685,591								101,779,323	27,180,631	25,685,591
Common stock, shares outstanding											101,779,323	27,180,631	25,685,591
Reverse stock split description		1-for-4 reverse stock split	1:4 Reverse Stock Split									1:4 Reverse Stock Split, each 4 pre-split
Consulting Services [Member]
Issuance of shares	815,419
[custom:PercentageOfConsiderationForServices]	3.00%
Common Stock [Member]
Number of shares issued, service													14,402
Common stock, shares issued													102,742,362
Issuance of shares													93,455
Ms Ang Lee Kim Jane [Member]
Issuance of shares										74,074
Purchase price | $ / shares										$ 2.50
Gross proceeds | $										$ 185,185
Ms Ang Lee Kim Jane [Member] | Maximum [Member]
Issuance of shares										6,000,000
Mr Wong Hon Wai [Member]
Issuance of shares									5,000
Purchase price | $ / shares									$ 2.50
Gross proceeds | $									$ 12,500
Mr Wong Hon Wai [Member] | Maximum [Member]
Issuance of shares									6,000,000
Regulation S Investors [Member]
Issuance of shares				8,658	365,164	250,132	57,783
Purchase price | $ / shares				$ 2.50	$ 2.50	$ 2.50	$ 2.50
Eleven Investors [Member]
Purchase price | $ / shares							$ 2.50
Gross proceeds | $							$ 144,443
Eleven Investors [Member] | Maximum [Member]
Issuance of shares							6,000,000
31 Investors [Member]
Purchase price | $ / shares						$ 2.50
Gross proceeds | $						$ 625,330
31 Investors [Member] | Maximum [Member]
Issuance of shares						6,000,000
71 Investors [Member]
Purchase price | $ / shares					$ 2.50
Gross proceeds | $					$ 912,889
71 Investors [Member] | Maximum [Member]
Issuance of shares					6,000,000
Wong Chun Shoong [Member]
Purchase price | $ / shares				$ 2.50
Gross proceeds | $				$ 21,645
Wong Chun Shoong [Member] | Maximum [Member]
Issuance of shares				6,000,000
WKL Guanzhe Green Technology Guangzhou Co Ltd [Member]
Ownership percentage														62.50%
WKL Guanzhe Green Technology Guangzhou Co Ltd [Member]
Capital units | ¥														¥ 2,000,000
15 Referral Agents [Member]
Issuance of shares				52,107									52,107
Two Individuals [Member]
Number of shares issued, service				5,500
Allotment Transactions [Member]
Common stock, shares issued											98,809,323
Round 2 Stockholders Offerings [Member]
Issuance of shares												6,000,000
Purchase price | $ / shares												$ 2.50
IPO [Member]
Issuance of shares	679,516
[custom:PercentageOfConsiderationForServices]	2.50%
WKL Global Limited [Member]
Ownership percentage											67.34%
Number of shares issued, service											2,000,000
Share Transfer Agreement [Member] | Low Wai Koon [Member]
Restricted stock award shares											2,000,000
Ownership percentage											67.34%
Sale of stock price per share | $ / shares											$ 100
Securities Purchase Agreement [Member] | Low Wai Koon [Member]
Restricted stock award shares											2,000,000
Common stock, par value | $ / shares											$ 0.001
Ownership percentage											67.34%
Sale of stock price per share | $ / shares											$ 100
Share Exchange Agreement [Member] | Ong Bee Chen [Member]
Ownership percentage											0.01%
Issuance of shares											6,000
Share Exchange Agreement [Member] | Ong Bee Chen [Member] | WKL Global Limited [Member]
Ownership percentage											50.00%
Share Exchange Agreement [Member] | Chan Kok Wei [Member]
Ownership percentage											0.02%
Issuance of shares											24,000
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | WKL Global Limited [Member]
Ownership percentage											0.05%
Issuance of shares											49,320
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | Allegro Investment Limited [Member]
Ownership percentage											0.009%
Issuance of shares											8,280
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | WKLEE Sellers [Member]
Ownership percentage											0.014%
Issuance of shares											14,400
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Tan Soon Hock [Member]
Ownership percentage											6.91%
Issuance of shares											7,037,762
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Ivan Oh Joon Wern [Member]
Ownership percentage											2.48%
Issuance of shares											2,520,000
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Relevant Interest Holders [Member]
Ownership percentage											5.90%
Issuance of shares											6,001,794
IPAssignment [Member] | WKL Eco Earth Holdings[Member] | WKL Global Limited [Member]
Ownership percentage											62.25%
Issuance of shares											63,362,756
IPAssignment [Member] | WKL Eco Earth Holdings[Member] | Allegro Investment Limited [Member]
Ownership percentage											14.05%
Issuance of shares											14,297,259
IPAssignment [Member] | WKL Edo Earth Holdindings [Member] | Certain Nominees [Member]
Ownership percentage											5.39%
Issuance of shares											5,487,752
Share Subscription Agreement [Member]
Purchase price | $ / shares								$ 2.50
Gross proceeds | $								$ 361,553
Share Subscription Agreement [Member] | Maximum [Member]
Issuance of shares								6,000,000
Share Subscription Agreement [Member] | Regulation S Investors [Member]
Issuance of shares								129,621
Share Subscription Agreement [Member] | Regulation D Investors [Member]
Issuance of shares								15,000
Purchase price | $ / shares								$ 2.50
EvoAir International Limited [Member] | Share Transfer Agreement [Member]
Consideration price | $											$ 100